21. FINANCIAL INSTRUMENTS AND RISKS (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Cash and cash equivalents	$ 1,146,569	$ 1,378,687	$ 24,377,286
Total Current Liabilities	$ 70,794,116	$ 55,542,045